UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET NEW JERSEY MUNICIPALS FUND

(FORMERLY KNOWN AS LEGG MASON PARTNERS NEW JERSEY

MUNICIPALS FUND)

FORM N-Q

DECEMBER 31, 2009

Legg Mason Western Asset New Jersey Municipals Fund

Schedule of Investments (unaudited)	December 31, 2009

Face Amount	Security	Value
MUNICIPAL BONDS - 93.9%
Education - 20.1%
$7,500,000	New Jersey EDA Revenue, School Facilities Construction, 5.500% due 12/15/34	$8,069,775
	New Jersey State Educational Facilities Financing Authority Revenue:
550,000	Monmouth University, 5.125% due 7/1/24	500,874
2,345,000	Rowan University, Unrefunded Balance, NATL/FGIC, 5.000% due 7/1/21	2,417,085
	New Jersey State:
	EFA Revenue:
5,000,000	Kean University, 5.500% due 9/1/36	5,236,050
2,000,000	Montclair State University, 5.250% due 7/1/38	2,045,320
4,550,000	New Jersey City University, 5.000% due 7/1/35	4,574,980
	Richard Stockton College:
5,000,000	5.125% due 7/1/28	5,168,500
8,000,000	5.375% due 7/1/38	8,177,600
3,725,000	Stevens Institute of Technology, 5.000% due 7/1/27	3,771,376
10,000,000	University of Medicine and Dentistry, 7.500% due 12/1/32	11,248,900
13,000,000	Higher Education Assistance Authority, Student Loan Revenue, Student Loan, AGC, 6.125% due 6/1/30 (a)	13,593,450
425,000	Rutgers State University Revenue, 6.400% due 5/1/13	454,831

	Total Education	65,258,741

Health Care - 12.1%
1,000,000	Camden County Improvement Authority Revenue, Health Systems, Catholic Health East, AMBAC, 5.000% due 11/15/18	1,011,740
	New Jersey EDA, Harrogate Inc.:
1,970,000	5.750% due 12/1/16	1,826,367
1,500,000	5.875% due 12/1/26	1,254,660
	New Jersey Health Care Facilities Financing Authority Revenue:
	Atlanticare Regional Medical Center:
800,000	5.000% due 7/1/17	863,120
1,500,000	5.000% due 7/1/18	1,604,220
	Hackensack University Medical Center:
3,850,000	5.250% due 1/1/31	3,961,188
4,250,000	5.250% due 1/1/36	4,350,130
	Robert Wood Johnson University Hospital:
8,000,000	5.700% due 7/1/20	8,043,600
3,000,000	5.750% due 7/1/31	3,008,040
3,000,000	St. Peters University Hospital, 5.750% due 7/1/37	2,939,130
10,000,000	Virtua Health Inc., 5.750% due 7/1/33	10,272,000

	Total Health Care	39,134,195

Housing - 4.8%
3,120,000	Essex County Improvement Authority Revenue, NATL/FHA, 5.900% due 1/1/25	3,120,655
9,225,000	New Jersey State Housing & Mortgage Finance Agency Revenue, Single-Family Housing, 4.650% due 10/1/32 (a)	8,406,373
3,895,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue, 5.750% due 11/1/38	4,003,437
110,000	Virgin Islands HFA, Single-Family Mortgage Revenue, GNMA Mortgage-Backed Securities Program, GNMA-Collateralized, 6.500% due 3/1/25 (a)	110,206

	Total Housing	15,640,671

Industrial Revenue - 7.5%
3,390,000	Casino Reinvestment Development Authority Revenue, NATL, 5.250% due 6/1/20	3,443,935

See Notes to Schedule of Investments.

Legg Mason Western Asset New Jersey Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Industrial Revenue - 7.5% (continued)
$2,725,000	Middlesex County Improvement Authority, Utilities System Revenue, Perth Amboy Franchise Project, AMBAC, 5.000% due 9/1/29	$2,590,630
	New Jersey EDA:
1,000,000	EDR, American Airlines Inc. Project, 7.100% due 11/1/31 (a)	779,770
	First Mortgage Cadbury Corp. Project, ACA:
690,000	5.500% due 7/1/18	597,340
1,250,000	5.500% due 7/1/28	923,012
	First Mortgage, Keswick Pines:
2,885,000	5.700% due 1/1/18	2,610,435
2,800,000	5.750% due 1/1/24	2,367,036
	Municipal Loan Pool, AGM:
765,000	5.125% due 11/15/14	791,561
1,200,000	5.400% due 11/15/20	1,222,536
1,115,000	Revenue, Gloucester Marine, 6.500% due 1/1/15 (a)	1,102,356
	New Jersey State, EDA:
2,000,000	Revenue, Refunding, 6.875% due 1/1/37 (a)	1,512,400
4,000,000	Special Facility Revenue, Continental Airlines Inc. Project, 7.000% due 11/15/30 (a)(b)	3,810,400
2,500,000	Salem County, Pollution Control Financing Authority Revenue, PSEG Power Project, 5.750% due 4/1/31 (a)	2,442,850

	Total Industrial Revenue	24,194,261

Leasing - 5.7%
615,000	Atlantic City, COP, 8.875% due 1/15/13	678,044
1,500,000	Middlesex County, COP, NATL, 5.000% due 2/15/19	1,500,435
8,000,000	New Jersey EDA, School Facilities Construction, NATL/FGIC, 5.000% due 12/15/18	8,545,600
3,500,000	New Jersey State EDA Lease Revenue, Office Building Projects, 5.000% due 6/15/18	3,720,570
2,130,000	Newark, NJ, Housing Authority, Refunding, Additional Newark Redevelopment Project, NATL, 5.250% due 1/1/23	2,361,126
1,500,000	University of Medicine & Dentistry, NATL, 5.000% due 9/1/22	1,507,230

	Total Leasing	18,313,005

Local General Obligation - 4.9%
2,040,000	Atlantic City, GO, AGM, 5.000% due 12/15/15	2,092,734
	Freehold Township Board of Education, NJ, GO:
	NATL:
1,375,000	5.000% due 7/15/23	1,428,460
1,205,000	5.000% due 7/15/24	1,249,187
2,390,000	Refunding, 5.000% due 7/15/22	2,480,581
200,000	Hudson County GO, NATL/FGIC, 6.550% due 7/1/10	204,408
650,000	Lakewood Township School District GO, AMBAC, 6.250% due 2/15/11	688,558
2,500,000	Mercer County Improvement Authority, County GTD Solid Waste Revenue, 5.750% due 9/15/16	2,508,700
1,700,000	Middlesex County Improvement Authority Revenue, Golf Course Projects, County GTD, 5.250% due 6/1/26	1,844,194
2,000,000	Middlesex County, NJ, Improvement Authority Lease Revenue, Regional Educational Services Commission, County GTD, 5.250% due 12/15/33	2,178,480
	Morris Township GO:
550,000	6.550% due 7/1/10	566,907
500,000	6.550% due 7/1/11	543,870

	Total Local General Obligation	15,786,079

Other - 0.6%
	New Jersey EDA, Department of Human Services:
500,000	5.000% due 7/1/22	509,700

See Notes to Schedule of Investments.

Legg Mason Western Asset New Jersey Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Other - 0.6% (continued)
$444,000	5.200% due 7/1/32	$450,918
1,000,000	Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note, 6.000% due 10/1/39	1,002,080

	Total Other	1,962,698

Power - 3.8%
3,500,000	Port Authority of New York & New Jersey, Special Obligation Revenue 5th Installment, Special Project, 6.750% due 10/1/19 (a)	3,048,955
9,000,000	Puerto Rico Electric Power Authority, Power Revenue, 5.375% due 7/1/22	9,300,150

	Total Power	12,349,105

Pre-Refunded/Escrowed to Maturity - 9.3%
1,000,000	Deptford Township Municipal Utilities, AMBAC, 5.500% due 2/1/23 (c)	1,003,630
	Lafayette Yard, NJ, Community Development, Hotel, Conference Center Project, NATL:
500,000	5.625% due 4/1/21 (c)	511,320
2,100,000	5.800% due 4/1/35 (c)	2,148,426
9,470,000	New Jersey EDA, School Facilities Construction, 5.000% due 6/15/26 (c)	10,727,711
835,000	New Jersey Health Care Facilities Financing Authority Revenue, St. Mary Hospital, 5.875% due 7/1/12 (d)	872,658
	New Jersey State:
3,000,000	Highway Authority, Garden State Parkway General Revenue, 5.625% due 1/1/30 (c)	3,030,000
	Turnpike Authority Revenue:
55,000	C-2005, NATL, 6.500% due 1/1/16 (d)	65,046
780,000	IBC/NATL, 6.500% due 1/1/16 (d)	922,475
10,000,000	Tobacco Settlement Financing Corp., 5.000% due 6/1/15 (c)	10,962,300

	Total Pre-Refunded/Escrowed to Maturity	30,243,566

Solid Waste/Resource Recovery - 0.5%
1,765,000	Atlantic County COP, Authority Solid Waste Revenue, 7.125% due 3/1/16	1,769,995

Special Tax Obligation - 4.3%
110,000	New Jersey EDA Revenue, Cigarette Tax, 5.625% due 6/15/17	110,242
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
6,500,000	5.750% due 8/1/37	6,766,565
6,000,000	6.000% due 8/1/42	6,252,360
1,000,000	Virgin Islands Public Finance Authority Revenue, Senior Lien, Capital Projects, 5.000% due 10/1/39	904,380

	Total Special Tax Obligation	14,033,547

Transportation - 17.2%
	New Jersey State:
	Transportation Trust Fund Authority Transportation System:
2,000,000	5.250% due 12/15/23	2,195,420
13,850,000	Zero coupon bond to yield 6.750% due 12/15/37	2,570,006
11,000,000	5.875% due 12/15/38	12,154,120
	Turnpike Authority Revenue:
5,000,000	5.000% due 1/1/36	5,079,550
12,000,000	5.250% due 1/1/40	12,372,600
6,300,000	Refunding, 5.250% due 1/1/28	6,919,353
165,000	Turnpike Authority Turnpike Revenue, C-2005, NATL, 6.500% due 1/1/16	193,269
5,000,000	Port Authority of New York & New Jersey, Consolidated 132nd Series, 5.000% due 9/1/26	5,256,650
2,300,000	South Jersey Port Corp. Revenue, 5.000% due 1/1/20	2,383,789

See Notes to Schedule of Investments.

Legg Mason Western Asset New Jersey Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

Face Amount	Security	Value
Transportation - 17.2% (continued)
$6,385,000	South Jersey Transportation Authority, Transportation System Revenue, AMBAC, 5.125% due 11/1/22	$6,457,087

	Total Transportation	55,581,844

Water & Sewer - 3.1%
2,000,000	Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, 5.125% due 7/1/47	1,988,420
1,080,000	Kearny, NJ, Municipal Utilities Authority Revenue, NATL/FGIC, 7.300% due 11/15/18	1,266,916
115,000	Middlesex County Utilities Authority, Sewer Revenue, NATL, 6.250% due 8/15/10	116,859
2,000,000	New Jersey EDA, Water Facilities Revenue, American Water Co. Inc., NATL/FGIC, 5.375% due 5/1/32 (a)	1,790,700
	North Hudson Sewer Authority Revenue, NATL/FGIC:
3,000,000	5.250% due 8/1/18	3,003,450
2,000,000	5.250% due 8/1/19	2,004,680

	Total Water & Sewer	10,171,025

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $292,916,965)	304,438,732

SHORT-TERM INVESTMENTS - 4.6%
Education - 0.3%
	New Jersey EDA, School Revenue, Facilities Construction, LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC:
400,000	0.180%, 1/4/10 (e)	400,000
100,000	0.200%, 1/4/10 (e)	100,000
	Rutgers State University, NJ:
400,000	SPA-Landesbank Hessen-Thuringen, 0.180%, 1/4/10 (e)	400,000
100,000	SPA-U.S. Bank N.A., 0.200%, 1/4/10 (e)	100,000

	Total Education	1,000,000

General Obligation - 2.6%
	Commonwealth of Puerto Rico, GO:
6,300,000	Public Improvements, SPA-Dexia Credit Local, 0.180%, 1/4/10 (e)	6,300,000
2,230,000	Refunding, Public Improvements, LOC-Wachovia Bank N.A., 0.180%, 1/4/10 (e)	2,230,000

	Total General Obligation	8,530,000

Public Facilities - 0.5%
1,700,000	Mercer County, NJ, Improvement Authority Revenue, Atlantic Foundation Project, LOC-Bank of America N.A., 0.200%, 1/4/10 (e)	1,700,000

Utility - 1.2%
3,700,000	New Jersey EDA, Gas Facilities Revenue, Pivotal Utility Holdings Inc., LOC-Wells Fargo Bank N.A., 0.180%, 1/4/10 (e)	3,700,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,930,000)	14,930,000

	TOTAL INVESTMENTS - 98.5% (Cost - $307,846,965#)	319,368,732
	Other Assets in Excess of Liabilities - 1.5%	4,705,633

	TOTAL NET ASSETS - 100.0%	$324,074,365

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

See Notes to Schedule of Investments.

Legg Mason Western Asset New Jersey Municipals Fund

Schedule of Investments (unaudited) (continued)	December 31, 2009

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corp. - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
COP	— Certificate of Participation
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HFA	— Housing Finance Authority
IBC	— Insured Bond Certificates
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds

Ratings Table*

S&P/Moody’s/Fitch**

AAA/Aaa	20.4%
AA/Aa	18.9
A	39.5
BBB/Baa	8.6
BB/Ba	1.0
B	1.2
CCC/Caa	0.2
A-1/VMIG1	4.7
NR	5.5
100.0%

*	As a percentage of total investments.

**	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 6 and 7 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited) (continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG 1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset New Jersey Municipals Fund (formerly known as Legg Mason Partners New Jersey Municipals Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$304,438,732	—	$304,438,732
Short-term investments†	—	14,930,000	—	14,930,000

Total investments	—	$319,368,732	—	$319,368,732

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New Jersey, it is subject to possible risks associated with economic, political, credit, or legal developments or industrial or regional matters specifically affecting New Jersey.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At December 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,929,612
Gross unrealized depreciation	(3,407,845)

Net unrealized appreciation	$11,521,767

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) (formerly Statement of Financial Accounting Standards No. 161) requires enhanced disclosure about an entity’s derivative and hedging activities.

At December 31, 2009, the Fund did not have any derivative instruments outstanding. During the period ended December 31, 2009, the Fund had an average market value of $5,020,086 in future contracts to sell.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 22, 2010

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	February 22, 2010